FINANCE RECEIVABLES (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2014 contractual_payment	Sep. 30, 2013
Credit quality and accrued interest on financial receivable
Financing Receivable, Number of Payments Past Due	3
Installment not received on which interest accrual is suspended, period	90 days
Period for which interest due exceeds interest charges on which interest accrual is suspended	60 days
Percentage of contractual payment not received for 30 days after last full payment	95.00%
Number of days past due for loan to be considered impaired	180 days
Finance receivables greater than 90 days past due accruing interest	$ 0	$ 0
Accrued interest receivable for nonperforming loans
Finance receivables	268,522,000	364,198,000
Non-performing (90 days delinquent)
Accrued interest receivable for nonperforming loans
Finance receivables	17,246,000	12,321,000
Non-performing loans as a percent of gross balance	6.42%	3.38%
Performing loans
Accrued interest receivable for nonperforming loans
Finance receivables	251,276,000	351,877,000
Military loans
Accrued interest receivable for nonperforming loans
Finance receivables	263,675,000	348,544,000
Military loans | Non-performing (90 days delinquent)
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	900,000	800,000
Finance receivables	16,194,000	11,223,000
Non-performing loans as a percent of gross balance	6.14%	3.22%
Military loans | Performing loans
Accrued interest receivable for nonperforming loans
Finance receivables	247,481,000	337,321,000
Retail installment contracts
Accrued interest receivable for nonperforming loans
Finance receivables	4,847,000	15,654,000
Retail installment contracts | Non-performing (90 days delinquent)
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	20,000	30,000
Finance receivables	1,052,000	1,098,000
Non-performing loans as a percent of gross balance	21.70%	7.01%
Retail installment contracts | Performing loans
Accrued interest receivable for nonperforming loans
Finance receivables	$ 3,795,000	$ 14,556,000